Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance For Loss On Accounts Receivable
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		$ 41,025	$ 23,959	$ 29,746
Additions, Charged to costs and expenses		41,803	44,640	23,692
Deductions or payments		(29,973)	(27,574)	(29,479)
Balance at end of period		52,855	41,025	23,959
Allowance For Deferred Taxes
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		49,743	48,977	38,631
Additions, Other	[1]	1,226	379	7,352
Additions, Acquisitions			872	3,031
Deductions or payments			(485)	(37)
Balance at end of period		$ 50,969	$ 49,743	$ 48,977

[1]	The Company identified deferred income tax assets for state income tax NOLs of $68.8 million, $56.7 million and $52.7 million at December 31, 2014, December 31, 2013 and December 31, 2012, respectively, and a corresponding deferred income tax valuation allowance of $50.9 million, $49.5 million and $48.4 million at December 31, 2014, December 31, 2013 and December 31, 2012, respectively, after determining that a portion of these state net deferred income tax assets were not realizable. The Company identified deferred income tax assets for federal income tax NOLs of $51.4 million and $25.5 million at December 31, 2014 and December 31, 2013, respectively, with no deferred income tax valuation allowance at December 31, 2014 and a corresponding deferred income tax valuation allowance of $0.2 million at December 31, 2013 after determining that a portion of these federal net deferred income tax assets were not realizable.